The Royce Funds

745 Fifth Avenue New York, NY 10151 (212) 508-4500 (800) 221-4268 e-mail: funds@roycenet.com website: www.roycefunds.com

February 7, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention:  Division of Investment Management

Re:

Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund, each a series of The Royce Fund (Securities Act Reg. No. 002-80348 and Investment Company Act File No. 811-03599)

Ladies and Gentlemen:

       Attached for filing, pursuant to Rule 497 of the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information relating to supplements, initially filed on January 18, 2013 and amended on January 25, 2013, to the prospectuses for Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund, dated May 1, 2012.

        Please direct any further communications relating to this filing to the undersigned at (212) 508-4578.

Very truly yours,

/s/ John E. Denneen

John E. Denneen Secretary